Financial Instruments - Summary of Changes in Foreign Exchange Rates (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Trade accounts payable
Trade accounts payable	$ 495.2	$ 502.3
Trade Accounts Payable to Supplier Finance [Abstract]
Trade payables	14.8
Trade accounts receivable:
Trade accounts receivable	189.0	203.4
Without the effect of derivative transactions [member]
Loans and financing
Loans and financing	4,026.9	4,448.0
Trade accounts payable
Trade accounts payable	495.2	502.3
Trade Accounts Payable to Supplier Finance [Abstract]
Trade payables	14.8
Total	4,536.9	4,950.3
Cash and cash equivalents and financial investments
Cash and cash equivalents and financial investments	2,634.7	2,752.3
Trade accounts receivable:
Trade accounts receivable	189.0	203.4
Total	2,823.7	2,955.7
Brazil, Brazil Real [member] | Without the effect of derivative transactions [member]
Loans and financing
Loans and financing	18.3	83.4
Trade accounts payable
Trade accounts payable	77.6	54.3
Trade Accounts Payable to Supplier Finance [Abstract]
Trade payables	2.8
Cash and cash equivalents and financial investments
Cash and cash equivalents and financial investments	94.9	89.5
Trade accounts receivable:
Trade accounts receivable	33.3	6.5
Net exposure (1-2):
Net exposure	(29.5)	41.7
United States of America, Dollars [member] | Without the effect of derivative transactions [member]
Loans and financing
Loans and financing	3,982.5	4,342.2
Trade accounts payable
Trade accounts payable	385.6	385.6
Trade Accounts Payable to Supplier Finance [Abstract]
Trade payables	12.0
Cash and cash equivalents and financial investments
Cash and cash equivalents and financial investments	2,493.6	2,617.6
Trade accounts receivable:
Trade accounts receivable	134.8	173.7
Net exposure (1-2):
Net exposure	1,751.7	1,936.5
Euro Member Countries, Euro [member] | Without the effect of derivative transactions [member]
Loans and financing
Loans and financing	26.1	22.4
Trade accounts payable
Trade accounts payable	31.3	61.1
Cash and cash equivalents and financial investments
Cash and cash equivalents and financial investments	42.4	42.8
Trade accounts receivable:
Trade accounts receivable	20.8	23.2
Net exposure (1-2):
Net exposure	(5.8)	17.5
Other currencies [member] | Without the effect of derivative transactions [member]
Trade accounts payable
Trade accounts payable	0.7	1.3
Cash and cash equivalents and financial investments
Cash and cash equivalents and financial investments	3.8	2.4
Trade accounts receivable:
Trade accounts receivable	0.1
Net exposure (1-2):
Net exposure	$ (3.2)	$ (1.1)